Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 298,520	$ 191,463	$ 1,237,432
Accounts receivable	82,263	113,506	311,074
Inventory	192,486	258,270	59,847
Prepaid expenses	2,266
Prepaid inventory			5,000
Total current assets	575,535	563,239	1,613,353
Right-of-use asset	78,387
Leasehold improvements	5,000
Goodwill	1,450,000
Total assets	2,108,922	563,239	1,613,353
Current liabilities:
Current portion of operating lease liability	46,879		495,404
Accounts payable and accrued expenses	1,447,781	1,311,475	1,095,995
Loans payable to officer and affiliated entity-noninterest bearing and due on demand	28,669	28,091	60,374
Note payable	250,000
Accrued interest payable			38,734
Derivative liability on convertible debt			458,072
Total current liabilities	1,774,510	1,339,566	2,148,579
Non-current portion of operating lease liability	30,327
Derivative liability on warrants		2,261,039	696,000
Total liabilities	1,804,837	3,600,605	2,844,579
Commitments and contingencies (Note 12)
Stockholders’' equity (deficiency):
Common stock, $.001 par value; authorized 2,000,000,000 shares, 12,093,874 and 5,440,312 shares issued and outstanding respectively	12,094	5,440	4,418
Common stock to be issued to Escrow Agent, $.001 par value; 0 and 534,203 shares, respectively		534	1,914
Additional paid-in capital	21,634,034	18,798,438	15,760,205
Accumulated deficit	(20,333,818)	(21,233,083)	(17,075,829)
Total Iconic Brands, Inc. stockholders' equity (deficiency)	1,319,478	(2,422,066)	(1,309,290)
Noncontrolling interests in subsidiaries and variable interest	(1,015,393)	(615,300)	78,064
Total stockholders' equity (deficiency)	304,085	(3,037,366)	(1,231,226)
Total liabilities and stockholders’' equity (deficiency)	2,108,922	563,239	1,613,353
Series A Preferred Stock
Stockholders’' equity (deficiency):
Preferred stock, value	1	1	1
Series C Preferred Stock
Stockholders’' equity (deficiency):
Preferred stock, value		1	1
Series D Preferred Stock
Stockholders’' equity (deficiency):
Preferred stock, value
Series E Preferred Stock
Stockholders’' equity (deficiency):
Preferred stock, value	$ 7,167	$ 6,603